Disposition of OCEN and Radiopolis, Closing of the TelevisaUnivision Transaction and Reorganization Proposal	12 Months Ended
Dec. 31, 2022
Disposition of OCEN and Radiopolis, Closing of the TelevisaUnivision Transaction and Reorganization Proposal
Disposition of OCEN and Radiopolis, Closing of the TelevisaUnivision Transaction and Reorganization Proposal
3.	Disposition of OCEN and Radiópolis, TelevisaUnivision Transaction and Reorganization Proposal

In July 2019, the Company announced an agreement with Live Nation Entertainment, Inc. (“Live Nation”) to dispose of its 40% equity interest in OCESA Entretenimiento, S.A. de C.V. (“OCEN”), a live entertainment company with operations in Mexico, Central America and Colombia. OCEN (i) was a direct associate of OISE Entretenimiento, S.A. de C.V. (“OISE Entretenimiento”), which was a wholly-owned subsidiary of the Company; and (ii) was a former subsidiary of Compañía Interamericana de Entretenimiento, S.A.B. de C.V. (“CIE”). The disposal of OCEN was completed by the parties in the first half of 2020, through the sale of the total outstanding shares of OISE Entretenimiento, which net assets were comprised primarily of the 40% equity stake in OCEN. This transaction was subject to customary closing conditions, including regulatory approvals and certain notifications, and to the closing of the proposed sale by CIE to Live Nation of a portion of its stake in OCEN. In consideration for the sale of the shares of OISE Entretenimiento, the Company received cash proceeds in the aggregate amount of Ps.5,206,000. On September 13, 2021, the Company announced that it had reached an agreement with Live Nation to move forward with the previously announced acquisition by Live Nation of the Group’s unconsolidated 40% equity participation in OCEN. As a result, the Group classified the assets of OISE Entretenimiento, including the carrying amount of its investment in OCEN, as current assets held for sale in its consolidated statement of financial position, and discontinued recognizing its share of income or loss from October 1 through November 30, 2021. On December 6, 2021, the Company announced the closing of the sale of its consolidated 40% equity participation in OCEN to Live Nation. In December 2021, the Company concluded this transaction and received a payment in cash of Ps.4,806,549; recognized an account receivable of Ps.364,420 in connection with a 7% retention of the total amount of the transaction to cover OCEN potential operating losses, if any, for a period of time following closing; and accounted for a pretax income of Ps.4,547,029 for the disposal of this investee in other consolidated income for the year ended December 31, 2021 (see Note 20). In the second quarter of 2022, Live Nation paid to the Company the holdback amount of Ps.364,420, and a purchase price adjustment of Ps.35,950 in connection with this transaction (see Notes 20 and 22).

In July 2019, the Company announced a stock purchase agreement with Corporativo Coral, S.A. de C.V. (“Coral”) and Miguel Alemán Magnani as Obligor to dispose of its 50% equity interest in Radiópolis, a direct subsidiary of the Company at that date which was engaged in the Radio business, for an aggregate amount of Ps.1,248,000, as well as the payment of a dividend by Radiópolis to the Company by the closing date of the transaction. While the sale of the Company’s equity interest in the Radio business was consummated for legal and tax purposes as of December 31, 2019, the total assets and related total liabilities of Radiópolis in the amount of Ps.1,675,426 and Ps.432,812, respectively, as of December 31, 2019, were classified as current assets and current liabilities held for sale in the Group’s consolidated statement of financial position as of that date, as the voting interest of the Company in Radiópolis continued to be in place until the full payment of the purchase price was made by the acquirer. In March and June 2020, the Company entered into additional agreements with Coral an its Obligor to complete this transaction by which, among other things, the acquirer made two cash payments in March and June 2020, for the amount of Ps.603,395 and Ps.110,000, respectively, and a final cash payment in July 2020 for the amount of Ps.534,605. In July 2020, the Company concluded this transaction and received the payment of a dividend from Radiópolis in the amount of Ps.285,669.As a result of this transaction, the Group recognized a pre-tax gain on the disposition of Radiópolis of Ps.932,449 in consolidated other income for the year ended December 31, 2020. Following this transaction, the Group classified its former Radio operations as disposed operations in the segment information of its consolidated statement of income for the year ended December 31, 2020. The Group did not classify its former Radio operations as discontinued operations in these consolidated statements of income, as these operations did not represent a separate major line of business in any of those years, based on a materiality assessment performed by management (see Notes 2 (b), 22 and 26).

On April 13, 2021, the Group and Univision Holdings, Inc. (“UHI”) announced a transaction agreement (the “Transaction Agreement”) in which the Group’s content and media assets would be combined with Univision Holdings II, Inc. (“UH II,” the successor company of UHI), and the Group would continue to participate in UH II, with an equity stake of approximately 45% following the closing of the transaction. The Group would also retain ownership of its Cable, Sky and Other Businesses segments, as well as the main real estate associated with the production facilities, the broadcasting concessions and transmission infrastructure in Mexico. The Group would contribute to UH II the assets specified in the Transaction Agreement, including, subject to certain exceptions, its Content business, for a total value of U.S.$4,500 million, comprised of U.S.$3,000 million in cash, U.S.$750 million in common stock of UH II and U.S.$750 million in preferred stock of UH II, with an annual dividend of 5.5%. In connection with this transaction, UH II would receive all assets, intellectual property and library related to the News division of the Group’s Content business but would outsource production of news content for Mexico to a company owned by the Azcárraga family. The combination was approved by each of the Board of Directors of the Company, the Board of Directors of UHI, and the Stockholders of the Company in the first half of 2021. The transaction was subject to customary closing conditions, including receipt of regulatory approvals in primarily in the United States and Mexico, among others. On September 14, 2021, the Mexican Institute of Telecomunications (Instituto Federal de Telecomunicaciones or “IFT “) announced its approval of this transaction. As of December 31, 2021, the Group consolidated the results of its Content business as the Group had not ceased to exercise control of this business segment as of that date; and presented its Content business as a reportable segment of continuing operations, as all the required regulatory approvals had not been obtained by the parties as of that date, and those approvals were considered substantive. On January 24, 2022, the Company and UH II announced that all required regulatory approvals for the transaction had been already received by that date. As a result, the transaction announced on April 13, 2021, was closed by the parties on January 31, 2022 (the “TelevisaUnivision Transaction”). In connection with the TelevisaUnivision Transaction, the Group recognized an income from disposition of discontinued operations in the aggregate amount of Ps.93,066,741 in its consolidated statement of income for the year ended December 31, 2022, comprising a consideration in cash received from TelevisaUnivision in the aggregate amount of U.S.$2,971.3 million (Ps.61,214,741), a consideration in common and preferred stock of TelevisaUnivision, in the aggregate amount of U.S.$1,500.0 million (Ps.30,912,000), and a cash consideration received from Tritón Comunicaciones, S.A. de C.V. (“Tritón,” a company of the Azcárraga family) in the amount of Ps.940,000, related to the rights for the production of news content for Mexico. Also, in connection with the TelevisaUnivision Transaction, the Group (i) began to present and disclose the results of operations of its disposed businesses as discontinued operations in its consolidated statements of income for any comparative prior period and for the month ended January 31, 2022; (ii) recognized a net gain on disposition of discontinued operations of Ps.56,065,530, for the year ended December 31, 2022, and a net loss on disposition of discontinued operations of Ps.1,943,647 for the year ended December 31, 2021; and (iii) recognized as deferred income a prepayment made by TelevisaUnivision in the aggregate amount of U.S.$276.2 million (Ps.5,729,377), for the use of concession rights owned by the Group, which was classified as current and non-current liabilities in the Group’s consolidated statement of financial position, and amounted to Ps.287,667 and Ps.5,178,014, respectively, as of December 31, 2022. In the fourth quarter of 2022, the Group concluded the disposition of certain assets and liabilities that were classified as held for sale in the Group’s consolidated statement of financial position in connection with the TelevisaUnivision Transaction (see Notes 2, 10 and 28).

On October 27, 2022, the Board of Directors of the Company approved a reorganization proposal to separate from the Group some businesses that are part of its Other Businesses segment, including its interests in professional sports and live entertainment, gaming, and magazine publishing and distribution, as well as certain related assets and real estate (the “Spin-off Businesses”). It is expected that this proposed reorganization will be carried out through a spin-off (escisión) from the Company, creating a new controlling entity listed on the Mexican Stock Exchange that would hold the Spin-off Businesses, and that would have the same shareholding structure as the Company. The Company’s management considers that this plan will allow both the Group and the new entity resulting from the spin-off, to focus on their respective business models and growth opportunities, thereby enhancing their ability to generate better conditions for access to capital, financing sources and investors, that are aligned with each business. It is expected that the reorganization will be completed in the first half of 2023. The reorganization will be subject to several conditions, including compliance with applicable law, as well as obtaining all required corporate and regulatory authorizations, and the approval of the spin-off at the Company’s shareholder’s meeting. As of December 31, 2022, the Group continued to present its Other Businesses segment as a reportable segment of continuing operations, and the Spinoff Businesses as part of the Group’s Other Businesses segment, as the required Company’s stockholders and regulatory approvals had not been obtained by the Group as of that date, and those approvals are considered substantive.